EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Classes of Share Capital
The Company’s shares consist of the following:

	December 31, 2021	Movement in year	December 31, 2022	Movement in year	December 31, 2023
Issued shares	982,809,772	(105,000,000)	877,809,772	(25,000,000)	852,809,772
Treasury shares	(71,916,570)	(555,273)	(72,471,843)	38,933,827	(33,538,016)
Total outstanding shares	910,893,202	(105,555,273)	805,337,929	13,933,827	819,271,756

Earnings Per Share
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022	2021
Net income attributable to equity holders of the parent	919	9,302	14,956
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	842	911	1,105
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	845	914	1,108

Dividends

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2020	Annual general shareholders’ meeting on June 8, 2021	0.30	June 15, 2021	312
Dividend for financial year 2021	Annual general shareholders’ meeting on May 4, 2022	0.38	June 10, 2022	332
Dividend for financial year 2022	Annual general shareholders’ meeting on May 2, 2023	0.44	June 15, 2023 and December 7, 2023	369

Schedule of Subsidiaries
2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2023. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Texas HBI LLC	USA	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.08%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
ArcelorMittal Pecém [1]	Brazil	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau [3]	Kazakhstan	—
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd[2]	Liberia	85.00%
1.Acquisition during the year. For more details see note 2.2.4.
2.ArcelorMittal Liberia Ltd is incorporated in Cyprus.
3.On December 7, 2023, the Company completed the sale of ArcelorMittal Temirtau, its Kazakh steel and mining operation see note 2.3.
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2023	% of non-controlling interests and non- controlling voting rights at December 31, 2022	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023	Non-controlling interests at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2022	Non-controlling interests at December 31, 2022	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2021
AMSA	South Africa	30.78%	30.78%	(67)	115	55	198	151
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	3	115	5	103	9
AMKR	Ukraine	4.87%	4.87%	(15)	55	(68)	74	45
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	55	225	60	215	127
Hera Ermac[2]	Luxembourg	—	—		532	—	855	—
AMMC	Canada	15.00%	15.00%	149	561	183	492	257
Arceo	Belgium	62.86%	62.86%	3	150	1	144	2
ArcelorMittal Liberia Ltd[3]	Liberia	15.00%	15.00%	(11)	(169)	—	(173)	4
ArcelorMittal Texas HBI[4]	USA	20.00%	20.00%	(8)	216	(9)	225	—
Other				(6)	307	9	305	14
Total				103	2,107	236	2,438	609
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 30, 2026 (see note 11.2).
3.ArcelorMittal Liberia Ltd is incorporated in Cyprus. On December 21, 2023 and December 20, 2022, ArcelorMittal fully settled 100 and 300 capital increases, respectively, in ArcelorMittal Liberia Ltd including 15 and 45, respectively, on behalf of non-controlling interests.
4.On June 30, 2022, ArcelorMittal acquired a 80% controlling stake in ArcelorMittal Texas HBI (see note 2.2.4).

Financial Information of Subsidiaries with Material Non-controlling Interests
The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2023 and 2022 and summarized statements of operations and summarized statements of cash flows for the years ended December 31, 2023, 2022 and 2021.

	December 31, 2023
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Current assets	1,058	318	561	293	166	1,860	205	186	361
Non-current assets	464	113	1,230	232	990	3,108	39	919	812
Total assets	1,522	431	1,791	525	1,156	4,968	244	1,105	1,173
Current liabilities	876	251	638	94	58	530	—	546	68
Non-current liabilities	273	17	168	15	200	504	—	1,512	25
Net assets	373	163	985	416	898	3,934	244	(953)	1,080

	December 31, 2023
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Revenue	2,256	471	1,144	915	—	3,216	—	248	732
Net (loss) income	(217)	4	(328)	128	(51)	943	5	(85)	(40)
Total comprehensive income (loss)	(216)	13	(336)	127	(51)	935	5	(85)	(43)

	December 31, 2023
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Net cash provided by / (used in) operating activities	52	16	49	209	33	997	10	90	125
Net cash provided by / (used in) investing activities	(93)	(20)	(112)	(66)	509	(553)	(7)	(314)	(122)
Net cash provided by / (used in) financing activities	27	(13)	52	(148)	(535)	(538)	(3)	225	(6)
Impact of currency movements on cash	(9)	5	(1)	1	—	—	2	—	—
Cash and cash equivalents:
At the beginning of the year / at acquisition date	157	89	26	18	—	206	93	4	4
At the end of the year	134	77	14	14	7	112	95	5	1
Dividend to non-controlling interests	—	(4)	—	(62)	—	(79)	(2)	—	(1)

	December 31, 2022
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Current assets	1,124	280	801	362	704	1,444	191	371	311
Non-current assets	608	98	1,186	160	953	3,029	42	423	963
Total assets	1,732	378	1,987	522	1,657	4,473	233	794	1,274
Current liabilities	762	193	493	107	64	480	—	1,727	113
Non-current liabilities	327	32	165	15	102	460	—	36	31
Net assets	643	153	1,329	400	1,491	3,533	233	(969)	1,130

	December 31, 2022
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Revenue	2,516	471	1,435	1,032	—	3,467	—	303	462
Net income (loss)	177	9	(1,429)	141	(55)	1,171	2	4	(43)
Total comprehensive income (loss)	178	15	(1,386)	140	(55)	1,273	2	4	(43)

	December 31, 2022
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Net cash provided by / (used in) operating activities	22	30	77	202	17	1,159	6	154	125
Net cash provided by / (used in) investing activities	(69)	(14)	(73)	(59)	(11)	432	6	(452)	(133)
Net cash provided by / (used in) financing activities	5	(15)	(20)	(156)	(6)	(1,601)	(3)	300	—
Impact of currency movements on cash	(4)	(11)	(6)	—	—	—	(5)	—	—
Cash and cash equivalents:
At the beginning of the year	203	99	48	31	—	216	89	2	12
At the end of the year	157	89	26	18	—	206	93	4	4
Dividend to non-controlling interests	—	(10)	—	(71)	—	(237)	(2)	—	—

	December 31, 2021
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,695	480	4,015	1,021	—	3,997	—	372
Net income (loss)	489	15	920	272	(4)	1,713	3	63
Total comprehensive income (loss)	491	17	918	273	(4)	1,796	3	63

	December 31, 2021
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	180	23	778	90	5	2,310	8	214
Net cash provided by / (used in) investing activities	(85)	(6)	(313)	(5)	8	(844)	19	(78)
Net cash provided by / (used in) financing activities	(49)	(4)	(449)	(72)	(13)	(1,375)	(5)	(135)
Impact of currency movements on cash	(16)	(6)	1	(2)	—	—	(6)	—
Cash and cash equivalents:
At the beginning of the year	173	92	31	20	—	125	73	1
At the end of the year	203	99	48	31	—	216	89	2
Dividend to non-controlling interests	—	(2)	(17)	(22)	—	(202)	(3)	—